UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2025

Item 1:	Report(s) to Shareholders.

Class A

LAFFX

Lord Abbett Affiliated Fund Inc.

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.69%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$5,789,185,188
# of Portfolio Holdings	71
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,579,556

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.56%
Consumer Discretionary	5.22%
Consumer Staples	9.24%
Energy	8.72%
Financials	23.02%
Health Care	12.72%
Industrials	17.29%
Information Technology	9.33%
Materials	5.10%
Utilities	4.16%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-11-A

06/25

Class C

LAFCX

Lord Abbett Affiliated Fund Inc.

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.44%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$5,789,185,188
# of Portfolio Holdings	71
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,579,556

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.56%
Consumer Discretionary	5.22%
Consumer Staples	9.24%
Energy	8.72%
Financials	23.02%
Health Care	12.72%
Industrials	17.29%
Information Technology	9.33%
Materials	5.10%
Utilities	4.16%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-661-C

06/25

Class F

LAAFX

Lord Abbett Affiliated Fund Inc.

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$27	0.54%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$5,789,185,188
# of Portfolio Holdings	71
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,579,556

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.56%
Consumer Discretionary	5.22%
Consumer Staples	9.24%
Energy	8.72%
Financials	23.02%
Health Care	12.72%
Industrials	17.29%
Information Technology	9.33%
Materials	5.10%
Utilities	4.16%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1002-F

06/25

Class F3

LTFOX

Lord Abbett Affiliated Fund Inc.

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$19	0.39%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$5,789,185,188
# of Portfolio Holdings	71
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,579,556

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.56%
Consumer Discretionary	5.22%
Consumer Staples	9.24%
Energy	8.72%
Financials	23.02%
Health Care	12.72%
Industrials	17.29%
Information Technology	9.33%
Materials	5.10%
Utilities	4.16%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8951-F3

06/25

Class I

LAFYX

Lord Abbett Affiliated Fund Inc.

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$5,789,185,188
# of Portfolio Holdings	71
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,579,556

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.56%
Consumer Discretionary	5.22%
Consumer Staples	9.24%
Energy	8.72%
Financials	23.02%
Health Care	12.72%
Industrials	17.29%
Information Technology	9.33%
Materials	5.10%
Utilities	4.16%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-685-I

06/25

Class P

LAFPX

Lord Abbett Affiliated Fund Inc.

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$44	0.89%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$5,789,185,188
# of Portfolio Holdings	71
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,579,556

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.56%
Consumer Discretionary	5.22%
Consumer Staples	9.24%
Energy	8.72%
Financials	23.02%
Health Care	12.72%
Industrials	17.29%
Information Technology	9.33%
Materials	5.10%
Utilities	4.16%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-696-P

06/25

Class R2

LAFQX

Lord Abbett Affiliated Fund Inc.

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$51	1.04%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$5,789,185,188
# of Portfolio Holdings	71
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,579,556

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.56%
Consumer Discretionary	5.22%
Consumer Staples	9.24%
Energy	8.72%
Financials	23.02%
Health Care	12.72%
Industrials	17.29%
Information Technology	9.33%
Materials	5.10%
Utilities	4.16%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1041-R2

06/25

Class R3

LAFRX

Lord Abbett Affiliated Fund Inc.

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$46	0.94%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$5,789,185,188
# of Portfolio Holdings	71
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,579,556

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.56%
Consumer Discretionary	5.22%
Consumer Staples	9.24%
Energy	8.72%
Financials	23.02%
Health Care	12.72%
Industrials	17.29%
Information Technology	9.33%
Materials	5.10%
Utilities	4.16%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2046-R3

06/25

Class R4

LAFSX

Lord Abbett Affiliated Fund Inc.

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$34	0.69%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$5,789,185,188
# of Portfolio Holdings	71
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,579,556

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.56%
Consumer Discretionary	5.22%
Consumer Staples	9.24%
Energy	8.72%
Financials	23.02%
Health Care	12.72%
Industrials	17.29%
Information Technology	9.33%
Materials	5.10%
Utilities	4.16%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8700-R4

06/25

Class R5

LAFTX

Lord Abbett Affiliated Fund Inc.

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$22	0.44%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$5,789,185,188
# of Portfolio Holdings	71
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,579,556

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.56%
Consumer Discretionary	5.22%
Consumer Staples	9.24%
Energy	8.72%
Financials	23.02%
Health Care	12.72%
Industrials	17.29%
Information Technology	9.33%
Materials	5.10%
Utilities	4.16%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8732-R5

06/25

Class R6

LAFVX

Lord Abbett Affiliated Fund Inc.

Semi-Annual Shareholder Report

April 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$19	0.39%

Key Fund Statistics

 (as of April 30, 2025)

Total Net Assets	$5,789,185,188
# of Portfolio Holdings	71
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,579,556

What did the Fund invest in?

(as of April 30, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.56%
Consumer Discretionary	5.22%
Consumer Staples	9.24%
Energy	8.72%
Financials	23.02%
Health Care	12.72%
Industrials	17.29%
Information Technology	9.33%
Materials	5.10%
Utilities	4.16%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8764-R6

06/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Affiliated Fund

For the six-month period ended April 30, 2025

Table of Contents

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

6	Statement of Operations (Item 7)

7	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

12	Notes to Financial Statements (Item 7)

22	Changes in and Disagreements with Accountants (Item 8)

22	Proxy Disclosures (Item 9)

22	Remuneration Paid to Directors, Officers, and Others (Item 10)

22	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

April 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.83%

COMMON STOCKS 96.24%

Aerospace & Defense 3.68%
General Electric Co.	612,975	$123,538,981
Northrop Grumman Corp.	184,022	89,526,703
Total		213,065,684

Banks 6.94%
Bank of America Corp.	1,849,153	73,744,222
JPMorgan Chase & Co.	746,776	182,676,345
Wells Fargo & Co.	2,045,322	145,238,315
Total		401,658,882

Beverages 1.51%
Coca-Cola Co.	1,202,195	87,219,247

Biotechnology 3.40%
AbbVie, Inc.	473,379	92,356,243
Gilead Sciences, Inc.	978,550	104,254,717
Total		196,610,960

Building Products 2.14%
Allegion PLC (Ireland)(a)	359,107	49,987,694
Cie de Saint-Gobain SA(b)	682,442	74,193,723
Total		124,181,417

Capital Markets 10.92%
Ameriprise Financial, Inc.	103,154	48,587,597
Blackrock, Inc.	31,845	29,114,610
Blackstone, Inc.	366,018	48,208,231
Cboe Global Markets,Inc.	311,458	69,081,384
Charles Schwab Corp.	1,923,951	156,609,612
Morgan Stanley	809,816	93,468,963
Nasdaq, Inc.	958,805	73,070,529
S&P Global, Inc.	227,808	113,915,390
Total		632,056,316

Chemicals 2.12%
Linde PLC	270,696	122,687,548
Investments	Shares	Fair Value
Commercial Services & Supplies 3.07%
Cintas Corp.	352,827	$74,686,420
Waste Management, Inc.	442,109	103,170,556
Total		177,856,976

Construction Materials 2.26%
CRH PLC	1,370,929	130,814,045

Consumer Staples Distribution & Retail 3.67%
Costco Wholesale Corp.	36,265	36,065,543
Walmart, Inc.	1,812,762	176,291,104
Total		212,356,647

Distributors 0.41%
Pool Corp.	81,575	23,912,896

Electric: Utilities 2.04%
Entergy Corp.	1,420,000	118,101,400

Electrical Equipment 1.24%
Emerson Electric Co.	681,272	71,608,500

Electronic Equipment, Instruments & Components 0.76%
Amphenol Corp. Class A	568,653	43,757,848

Ground Transportation 0.50%
Union Pacific Corp.	134,429	28,990,958

Health Care Equipment & Supplies 4.66%
Abbott Laboratories	1,307,969	171,016,947
Stryker Corp.	264,791	99,010,650
Total		270,027,597

Health Care Providers & Services 3.76%
Labcorp Holdings, Inc.	332,630	80,167,156
UnitedHealth Group, Inc.	333,627	137,267,493
Total		217,434,649

Hotels, Restaurants & Leisure 2.25%
Booking Holdings, Inc.	14,256	72,695,336
McDonald’s Corp.	180,194	57,599,012
Total		130,294,348

Household Products 0.59%
Procter & Gamble Co.	211,406	34,368,273

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

April 30, 2025

Investments	Shares	Fair Value
Information Technology Services 0.51%
Accenture PLC Class A (Ireland)(a)	97,908	$29,289,178

Insurance 5.03%
Chubb Ltd. (Switzerland)(a)	279,680	80,010,854
Manulife Financial Corp. (Canada)(a)	1,897,467	58,100,440
Marsh & McLennan Cos., Inc.	600,223	135,332,280
Progressive Corp.	64,025	18,038,403
Total		291,481,977

Interactive Media & Services 3.54%
Alphabet, Inc. Class A	646,126	102,604,809
Meta Platforms, Inc. Class A	186,213	102,230,937
Total		204,835,746

Machinery 2.11%
Cummins, Inc.	39,823	11,701,590
Parker-Hannifin Corp.	182,446	110,390,777
Total		122,092,367

Metals & Mining 0.70%
Steel Dynamics, Inc.	311,331	40,382,744

Multi-Utilities 0.50%
CMS Energy Corp.	396,753	29,220,858

Oil, Gas & Consumable Fuels 8.67%
Cheniere Energy, Inc.	382,066	88,299,273
Expand Energy Corp.	483,090	50,193,051
Exxon Mobil Corp.	1,809,466	191,133,894
Kinder Morgan, Inc.	4,289,424	112,811,851
Marathon Petroleum Corp.	91,007	12,505,272
Shell PLC ADR	732,290	47,218,059
Total		502,161,400

Pharmaceuticals 0.84%
Eli Lilly & Co.	53,965	48,511,837

Professional Services 0.30%
Booz Allen Hamilton Holding Corp.	143,000	17,162,860
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 5.64%
Analog Devices, Inc.	206,448	$40,240,844
Broadcom, Inc.	535,033	102,977,801
Lam Research Corp.	721,313	51,696,503
NVIDIA Corp.	508,455	55,380,919
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	458,285	76,391,527
Total		326,687,594

Software 2.37%
Roper Technologies, Inc.	95,335	53,395,227
Salesforce, Inc.	312,821	84,058,131
Total		137,453,358

Specialty Retail 2.53%
Lowe’s Cos., Inc.	356,076	79,604,351
Ross Stores, Inc.	479,701	66,678,439
Total		146,282,790

Tobacco 3.43%
Philip Morris International, Inc.	1,157,461	198,342,517

Trading Companies & Distributors 4.15%
AerCap Holdings NV (Ireland)(a)	782,471	82,941,926
Ferguson Enterprises, Inc.	180,120	30,559,159
United Rentals, Inc.	75,720	47,813,394
Watsco, Inc.	172,097	79,137,085
Total		240,451,564
Total Common Stocks (cost $4,415,062,351)		5,571,360,981

CONVERTIBLE PREFERRED STOCKS 1.59%

Electric: Utilities 1.59%
NextEra Energy, Inc.(c) (cost $102,210,345)	1,977,327	92,024,799
Total Long-Term Investments (cost $4,517,272,696)		5,663,385,780

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

April 30, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.63%

Repurchase Agreements 1.63%
Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $99,973,900 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $96,226,254; proceeds: $94,349,829 (cost $94,339,347)	$94,339,347	$94,339,347
Total Investments in Securities 99.46% (cost $4,611,612,043)		5,757,725,127
Other Assets and Liabilities – Net 0.54%		31,460,061
Net Assets 100.00%		$5,789,185,188

ADR	American Depositary Receipt.

(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	The security has a dividend rate of 7.299%.

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Building Products	$49,987,694	$74,193,723	$–	$124,181,417
Remaining Industries	5,447,179,564	–	–	5,447,179,564
Convertible Preferred Stocks	–	92,024,799	–	92,024,799
Short-Term Investments
Repurchase Agreements	–	94,339,347	–	94,339,347
Total	$5,497,167,258	$260,557,869	$–	$5,757,725,127

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

April 30, 2025

ASSETS:
Investments in securities, at cost	$4,611,612,043
Investments in securities, at fair value	$5,757,725,127
Cash	163
Foreign cash, at value (cost $339,098)	336,337
Receivables:
Investment securities sold	46,227,146
Interest and dividends	5,716,346
Capital shares sold	453,570
Prepaid expenses	2,919
Total assets	5,810,461,608
LIABILITIES:
Payables:
Investment securities purchased	11,987,117
12b-1 distribution plan	3,545,421
Capital shares reacquired	1,809,597
Management fee	1,471,649
Directors’ fees	1,367,634
Fund administration	185,809
Accrued expenses	909,193
Total liabilities	21,276,420
Commitments and contingent liabilities	–
NET ASSETS	$5,789,185,188
COMPOSITION OF NET ASSETS:
Paid-in capital	$4,263,958,479
Total distributable earnings (loss)	1,525,226,709
Net Assets	$5,789,185,188

4	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

April 30, 2025

Net assets by class:
Class A Shares	$5,023,969,460
Class C Shares	$37,907,749
Class F Shares	$51,519,870
Class F3 Shares	$116,011,591
Class I Shares	$500,713,296
Class P Shares	$9,235,027
Class R2 Shares	$760,609
Class R3 Shares	$24,587,340
Class R4 Shares	$8,488,499
Class R5 Shares	$905,122
Class R6 Shares	$15,086,625
Outstanding shares by class:
Class A Shares (3.84 billion shares of common stock authorized, $.001 par value)	273,688,454
Class C Shares (300 million shares of common stock authorized, $.001 par value)	2,050,652
Class F Shares (960 million shares of common stock authorized, $.001 par value)	2,803,591
Class F3 Shares (960 million shares of common stock authorized, $.001 par value)	6,234,785
Class I Shares (960 million shares of common stock authorized, $.001 par value)	27,113,841
Class P Shares (200 million shares of common stock authorized, $.001 par value)	504,191
Class R2 Shares (476 million shares of common stock authorized, $.001 par value)	41,322
Class R3 Shares (476 million shares of common stock authorized, $.001 par value)	1,339,114
Class R4 Shares (476 million shares of common stock authorized, $.001 par value)	463,233
Class R5 Shares (476 million shares of common stock authorized, $.001 par value)	48,973
Class R6 Shares (476 million shares of common stock authorized, $.001 par value)	811,478
Net asset value, offering and redemption price per share
(Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.36
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)	$19.48
Class C Shares-Net asset value	$18.49
Class F Shares-Net asset value	$18.38
Class F3 Shares-Net asset value	$18.61
Class I Shares-Net asset value	$18.47
Class P Shares-Net asset value	$18.32
Class R2 Shares-Net asset value	$18.41
Class R3 Shares-Net asset value	$18.36
Class R4 Shares-Net asset value	$18.32
Class R5 Shares-Net asset value	$18.48
Class R6 Shares-Net asset value	$18.59

See Notes to Financial Statements.	5

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2025

Investment income:
Dividends (net of foreign withholding taxes of $527,159)	$58,948,692
Securities lending net income	39,697
Interest and other	1,141,378
Total investment income	60,129,767
Expenses:
Management fee	9,579,556
12b-1 distribution plan–Class A	6,543,399
12b-1 distribution plan–Class C	210,508
12b-1 distribution plan–Class F	27,675
12b-1 distribution plan–Class P	21,777
12b-1 distribution plan–Class R2	2,417
12b-1 distribution plan–Class R3	66,185
12b-1 distribution plan–Class R4	10,996
Shareholder servicing	1,890,996
Fund administration	1,214,461
Directors’ fees	135,903
Reports to shareholders	117,810
Registration	85,803
Professional	55,719
Custody	28,304
Other	98,522
Gross expenses	20,090,031
Fees waived and expenses reimbursed (See Note 3)	(28,304)
Net expenses	20,061,727
Net investment income	40,068,040
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	402,578,294
Net realized gain/(loss) on foreign currency related transactions	(47,566)
Net change in unrealized appreciation/(depreciation) on investments	(549,028,320)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	34,318
Net realized and unrealized gain/(loss)	(146,463,274)
Net Decrease in Net Assets Resulting From Operations	$(106,395,234)

6	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income	$40,068,040	$90,464,628
Net realized gain/(loss)	402,530,728	364,791,290
Net change in unrealized appreciation/(depreciation)	(548,994,002)	1,206,358,544
Net increase (decrease) in net assets resulting from operations	(106,395,234)	1,661,614,462
Distributions to Shareholders
Class A	(282,369,563)	(79,255,961)
Class C	(2,115,290)	(361,086)
Class F	(3,050,346)	(986,512)
Class F3	(6,447,330)	(2,032,392)
Class I	(29,178,989)	(9,233,941)
Class P	(505,981)	(124,057)
Class R2	(44,163)	(9,916)
Class R3	(1,400,496)	(354,532)
Class R4	(473,700)	(133,659)
Class R5	(49,541)	(11,264)
Class R6	(861,908)	(300,206)
Total distribution to shareholders	(326,497,307)	(92,803,526)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	106,306,807	383,390,249
Reinvestment of distributions	302,563,042	84,938,870
Cost of shares reacquired	(421,632,703)	(709,826,003)
Net decrease in net assets resulting from capital share transactions	(12,762,854)	(241,496,884)
Net increase (decrease) in net assets	(445,655,395)	1,327,314,052
NET ASSETS:
Beginning of period	$6,234,840,583	$4,907,526,531
End of period	$5,789,185,188	$6,234,840,583

See Notes to Financial Statements.	7

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2025(c)	$19.70	$0.12	$(0.43)	$(0.31)	$(0.18)	$(0.85)	$(1.03)
10/31/2024	14.93	0.27	4.78	5.05	(0.28)	–	(0.28)
10/31/2023	16.17	0.29	(0.33)	(0.04)	(0.28)	(0.92)	(1.20)
10/31/2022	18.43	0.30	(1.81)	(1.51)	(0.30)	(0.45)	(0.75)
10/31/2021	13.29	0.24	5.15	5.39	(0.25)	–	(0.25)
10/31/2020	15.36	0.31	(1.72)	(1.41)	(0.32)	(0.34)	(0.66)
Class C
4/30/2025(c)	19.83	0.05	(0.44)	(0.39)	(0.10)	(0.85)	(0.95)
10/31/2024	15.02	0.14	4.81	4.95	(0.14)	–	(0.14)
10/31/2023	16.25	0.18	(0.34)	(0.16)	(0.15)	(0.92)	(1.07)
10/31/2022	18.51	0.18	(1.82)	(1.64)	(0.17)	(0.45)	(0.62)
10/31/2021	13.35	0.12	5.16	5.28	(0.12)	–	(0.12)
10/31/2020	15.40	0.21	(1.71)	(1.50)	(0.21)	(0.34)	(0.55)
Class F
4/30/2025(c)	19.72	0.14	(0.44)	(0.30)	(0.19)	(0.85)	(1.04)
10/31/2024	14.95	0.30	4.78	5.08	(0.31)	–	(0.31)
10/31/2023	16.18	0.33	(0.34)	(0.01)	(0.30)	(0.92)	(1.22)
10/31/2022	18.44	0.33	(1.81)	(1.48)	(0.33)	(0.45)	(0.78)
10/31/2021	13.30	0.27	5.14	5.41	(0.27)	–	(0.27)
10/31/2020	15.37	0.34	(1.73)	(1.39)	(0.34)	(0.34)	(0.68)
Class F3
4/30/2025(c)	19.95	0.15	(0.44)	(0.29)	(0.20)	(0.85)	(1.05)
10/31/2024	15.11	0.33	4.83	5.16	(0.32)	–	(0.32)
10/31/2023	16.34	0.34	(0.33)	0.01	(0.32)	(0.92)	(1.24)
10/31/2022	18.61	0.36	(1.83)	(1.47)	(0.35)	(0.45)	(0.80)
10/31/2021	13.42	0.30	5.19	5.49	(0.30)	–	(0.30)
10/31/2020	15.49	0.36	(1.73)	(1.37)	(0.36)	(0.34)	(0.70)
Class I
4/30/2025(c)	19.81	0.15	(0.44)	(0.29)	(0.20)	(0.85)	(1.05)
10/31/2024	15.02	0.32	4.79	5.11	(0.32)	–	(0.32)
10/31/2023	16.26	0.33	(0.33)	–	(0.32)	(0.92)	(1.24)
10/31/2022	18.52	0.34	(1.80)	(1.46)	(0.35)	(0.45)	(0.80)
10/31/2021	13.35	0.28	5.18	5.46	(0.29)	–	(0.29)
10/31/2020	15.43	0.35	(1.73)	(1.38)	(0.36)	(0.34)	(0.70)
Class P
4/30/2025(c)	19.66	0.10	(0.43)	(0.33)	(0.16)	(0.85)	(1.01)
10/31/2024	14.90	0.24	4.76	5.00	(0.24)	–	(0.24)
10/31/2023	16.14	0.26	(0.33)	(0.07)	(0.25)	(0.92)	(1.17)
10/31/2022	18.39	0.27	(1.80)	(1.53)	(0.27)	(0.45)	(0.72)
10/31/2021	13.27	0.21	5.13	5.34	(0.22)	–	(0.22)
10/31/2020	15.32	0.29	(1.71)	(1.42)	(0.29)	(0.34)	(0.63)

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments, including expense reduction (%)		Total expenses after waivers and/or reimburse- ments, excluding expense reduction (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.36	(1.88	)(d)	0.69	(e)	0.69	(e)	0.69	(e)	1.30	(e)	$5,023,969	33	(d)
19.70	34.00		0.69		0.69		0.69		1.52		5,399,117	44
14.93	(0.51)		0.70		0.70		0.70		1.89		4,409,478	57
16.17	(8.43)		0.72		0.72		0.72		1.78		4,938,013	53
18.43	40.76		0.71		0.71		0.71		1.44		5,766,066	61
13.29	(9.42)		0.72		0.72		0.72		2.25		4,464,150	63

18.49	(2.27	)(d)	1.44	(e)	1.44	(e)	1.44	(e)	0.54	(e)	37,908	33	(d)
19.83	33.04		1.44		1.44		1.44		0.78		44,664	44
15.02	(1.25)		1.45		1.45		1.45		1.16		46,243	57
16.25	(9.11)		1.47		1.47		1.47		1.03		68,303	53
18.51	39.66		1.46		1.46		1.46		0.69		82,118	61
13.35	(10.03)		1.47		1.47		1.47		1.51		69,213	63

18.38	(1.81	)(d)	0.54	(e)	0.54	(e)	0.54	(e)	1.45	(e)	51,520	33	(d)
19.72	34.14		0.54		0.54		0.54		1.67		58,319	44
14.95	(0.32)		0.55		0.55		0.55		2.10		52,835	57
16.18	(8.31)		0.57		0.57		0.57		1.92		131,382	53
18.44	40.93		0.56		0.56		0.56		1.59		327,681	61
13.30	(9.27)		0.57		0.57		0.58		2.40		236,683	63

18.61	(1.74	)(d)	0.39	(e)	0.39	(e)	0.39	(e)	1.59	(e)	116,012	33	(d)
19.95	34.37		0.38		0.38		0.38		1.82		121,370	44
15.11	(0.16)		0.38		0.38		0.38		2.20		98,557	57
16.34	(8.13)		0.38		0.38		0.38		2.12		108,811	53
18.61	41.14		0.38		0.38		0.38		1.77		123,494	61
13.42	(9.07)		0.39		0.39		0.39		2.58		92,475	63

18.47	(1.75	)(d)	0.44	(e)	0.44	(e)	0.44	(e)	1.55	(e)	500,713	33	(d)
19.81	34.25		0.44		0.44		0.44		1.76		546,269	44
15.02	(0.26)		0.45		0.45		0.45		2.12		244,970	57
16.26	(8.16)		0.47		0.47		0.47		2.03		211,211	53
18.52	41.14		0.46		0.46		0.46		1.69		155,123	61
13.35	(9.21)		0.47		0.48		0.48		2.49		109,392	63

18.32	(1.99	)(d)	0.89	(e)	0.89	(e)	0.89	(e)	1.09	(e)	9,235	33	(d)
19.66	33.74		0.89		0.89		0.89		1.32		9,786	44
14.90	(0.72)		0.90		0.90		0.90		1.70		7,985	57
16.14	(8.59)		0.92		0.92		0.92		1.57		10,131	53
18.39	40.39		0.91		0.91		0.91		1.25		13,156	61
13.27	(9.52)		0.92		0.92		0.93		2.05		9,192	63

See Notes to Financial Statements.	9

Financial Highlights (unaudited)(concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2025(c)	$19.75	$0.09	$(0.44)	$(0.35)	$(0.14)	$(0.85)	$(0.99)
10/31/2024	14.97	0.21	4.79	5.00	(0.22)	–	(0.22)
10/31/2023	16.21	0.24	(0.34)	(0.10)	(0.22)	(0.92)	(1.14)
10/31/2022	18.46	0.24	(1.80)	(1.56)	(0.24)	(0.45)	(0.69)
10/31/2021	13.32	0.18	5.15	5.33	(0.19)	–	(0.19)
10/31/2020	15.37	0.27	(1.72)	(1.45)	(0.26)	(0.34)	(0.60)
Class R3
4/30/2025(c)	19.70	0.10	(0.43)	(0.33)	(0.16)	(0.85)	(1.01)
10/31/2024	14.94	0.23	4.77	5.00	(0.24)	–	(0.24)
10/31/2023	16.17	0.26	(0.33)	(0.07)	(0.24)	(0.92)	(1.16)
10/31/2022	18.43	0.26	(1.81)	(1.55)	(0.26)	(0.45)	(0.71)
10/31/2021	13.29	0.20	5.15	5.35	(0.21)	–	(0.21)
10/31/2020	15.35	0.28	(1.72)	(1.44)	(0.28)	(0.34)	(0.62)
Class R4
4/30/2025(c)	19.67	0.12	(0.44)	(0.32)	(0.18)	(0.85)	(1.03)
10/31/2024	14.91	0.27	4.77	5.04	(0.28)	–	(0.28)
10/31/2023	16.15	0.29	(0.33)	(0.04)	(0.28)	(0.92)	(1.20)
10/31/2022	18.40	0.30	(1.80)	(1.50)	(0.30)	(0.45)	(0.75)
10/31/2021	13.27	0.24	5.14	5.38	(0.25)	–	(0.25)
10/31/2020	15.33	0.31	(1.71)	(1.40)	(0.32)	(0.34)	(0.66)
Class R5
4/30/2025(c)	19.83	0.15	(0.45)	(0.30)	(0.20)	(0.85)	(1.05)
10/31/2024	15.02	0.32	4.81	5.13	(0.32)	–	(0.32)
10/31/2023	16.27	0.37	(0.38)	(0.01)	(0.32)	(0.92)	(1.24)
10/31/2022	18.53	0.35	(1.81)	(1.46)	(0.35)	(0.45)	(0.80)
10/31/2021	13.36	0.28	5.18	5.46	(0.29)	–	(0.29)
10/31/2020	15.44	0.34	(1.72)	(1.38)	(0.36)	(0.34)	(0.70)
Class R6
4/30/2025(c)	19.94	0.15	(0.45)	(0.30)	(0.20)	(0.85)	(1.05)
10/31/2024	15.10	0.33	4.83	5.16	(0.32)	–	(0.32)
10/31/2023	16.33	0.37	(0.36)	0.01	(0.32)	(0.92)	(1.24)
10/31/2022	18.60	0.37	(1.84)	(1.47)	(0.35)	(0.45)	(0.80)
10/31/2021	13.41	0.30	5.19	5.49	(0.30)	–	(0.30)
10/31/2020	15.48	0.36	(1.73)	(1.37)	(0.36)	(0.34)	(0.70)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments, including expense reduction (%)		Total expenses after waivers and/or reimburse- ments, excluding expense reduction (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.41	(2.07	)(d)	1.04	(e)	1.04	(e)	1.04	(e)	0.96	(e)	$761	33	(d)
19.75	33.54		1.04		1.04		1.04		1.16		865	44
14.97	(0.87)		1.05		1.05		1.05		1.54		660	57
16.21	(8.70)		1.07		1.07		1.07		1.42		780	53
18.46	40.18		1.06		1.06		1.06		1.10		1,011	61
13.32	(9.68)		1.07		1.07		1.07		1.90		709	63

18.36	(2.01	)(d)	0.94	(e)	0.94	(e)	0.94	(e)	1.04	(e)	24,587	33	(d)
19.70	33.58		0.94		0.94		0.94		1.27		27,327	44
14.94	(0.71)		0.95		0.95		0.95		1.65		23,539	57
16.17	(8.68)		0.97		0.97		0.97		1.53		28,164	53
18.43	40.40		0.96		0.96		0.96		1.19		38,948	61
13.29	(9.61)		0.97		0.97		0.98		2.00		32,033	63

18.32	(1.89	)(d)	0.69	(e)	0.69	(e)	0.69	(e)	1.30	(e)	8,488	33	(d)
19.67	33.98		0.69		0.69		0.69		1.51		9,005	44
14.91	(0.51)		0.70		0.70		0.70		1.90		7,412	57
16.15	(8.40)		0.72		0.72		0.72		1.80		9,008	53
18.40	40.74		0.71		0.71		0.71		1.44		12,382	61
13.27	(9.37)		0.72		0.73		0.73		2.24		7,558	63

18.48	(1.80	)(d)	0.44	(e)	0.44	(e)	0.44	(e)	1.55	(e)	905	33	(d)
19.83	34.38		0.44		0.44		0.44		1.73		904	44
15.02	(0.33)		0.45		0.45		0.45		2.33		501	57
16.27	(8.15)		0.47		0.47		0.47		2.02		1,403	53
18.53	41.10		0.46		0.46		0.46		1.69		2,637	61
13.36	(9.19)		0.48		0.48		0.48		2.51		2,642	63

18.59	(1.79	)(d)	0.39	(e)	0.39	(e)	0.39	(e)	1.59	(e)	15,087	33	(d)
19.94	34.40		0.38		0.38		0.38		1.82		17,213	44
15.10	(0.16)		0.38		0.38		0.38		2.35		15,346	57
16.33	(8.13)		0.38		0.38		0.38		2.13		47,199	53
18.60	41.17		0.38		0.38		0.38		1.77		87,630	61
13.41	(9.07)		0.39		0.39		0.39		2.56		70,531	63

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its

Notes to Financial Statements (unaudited)(continued)

prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the

Notes to Financial Statements (unaudited)(continued)

use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of April 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific share of shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Financial Statements (unaudited)(continued)

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of April 30, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

The Fund’s repurchase agreements are not subject to master netting arrangements.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

Notes to Financial Statements (unaudited)(continued)

For the six months ended April 30, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .32% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $28,304 of fund administration fees during the six months ended April 30, 2025.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%(2)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual Service fee on shares sold prior to June 1, 1990 was .15% of the average daily net asset attributable to class A shares.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended April 30, 2025:

Distributor	Dealers’
Commissions	Concessions
$82,672	$476,418

The Distributor received CDSCs of $1,437 and $787 for Class A and Class C shares, respectively, for the six months ended April 30, 2025.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

Other Related Parties

As of April 30, 2025, the percentage of the Fund’s outstanding shares owned by Lord Abbett Multi-Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund was 2.88% and 0.66%, respectively.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Notes to Financial Statements (unaudited)(continued)

These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Affiliated Fund	$58,478,570	$268,018,737	$–	$326,497,307

The tax character of distributions paid during the period ended October 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Affiliated Fund	$92,803,526	$–	$–	$92,803,526

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Affiliated Fund	$–	$–	$–

As of April 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Affiliated Fund	$4,638,305,241	$1,209,829,001	$(90,409,115)	$1,119,419,886

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended April 30, 2025 were as follows:

Purchases	Sales
$1,994,188,152	$2,300,510,543

There were no purchases or sales of U.S. Government securities during the six months ended April 30, 2025.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2025, the Fund did not engage in cross-trade purchases or sales.

Notes to Financial Statements (unaudited)(continued)

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended April 30, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended April 30, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended April 30, 2025 the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended April 30, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

Notes to Financial Statements (unaudited)(continued)

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2025, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks and dividend paying companies. The value of an investment in the Fund will fluctuate in response to movements in the equity securities markets in general, and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. The performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. There is no guarantee that the companies that currently pay dividends will continue to do so. Due to its investments in multinational companies, foreign companies and American Depositary Receipts, the Fund may experience increased market liquidity, currency, political information and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

Notes to Financial Statements (unaudited)(continued)

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,652,519	$50,583,521	4,559,770	$81,098,303
Reinvestment of distributions	13,253,265	261,445,866	3,994,013	72,309,751
Shares reacquired	(16,277,762)	(311,802,353)	(29,800,050)	(530,961,556)
Increase (decrease)	(371,978)	$227,034	(21,246,267)	$(377,553,502)

Class C Shares
Shares sold	130,662	$2,497,493	191,459	$3,399,074
Reinvestment of distributions	102,717	2,047,231	19,269	348,522
Shares reacquired	(435,502)	(8,373,656)	(1,035,894)	(18,454,572)
Decrease	(202,123)	$(3,828,932)	(825,166)	$(14,706,976)

Class F Shares
Shares sold	126,576	$2,456,061	254,625	$4,361,640
Reinvestment of distributions	144,100	2,844,641	50,843	920,465
Shares reacquired	(424,203)	(8,145,518)	(883,325)	(15,701,526)
Decrease	(153,527)	$(2,844,816)	(577,857)	$(10,419,421)

Class F3 Shares
Shares sold	644,587	$12,424,539	1,101,857	$19,936,417
Reinvestment of distributions	322,901	6,446,118	110,797	2,031,959
Shares reacquired	(815,893)	(15,784,237)	(1,652,264)	(29,943,554)
Increase (decrease)	151,595	$3,086,420	(439,610)	$(7,975,178)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	1,779,518	$34,409,927	16,377,399	$268,086,845
Reinvestment of distributions	1,365,758	27,072,201	471,461	8,588,311
Shares reacquired	(3,601,559)	(69,211,246)	(5,593,473)	(100,159,516)
Increase (decrease)	(456,283)	$(7,729,118)	11,255,387	$176,515,640

Class P Shares
Shares sold	15,137	$282,753	37,831	$689,082
Reinvestment of distributions	25,467	501,509	6,812	122,974
Shares reacquired	(34,170)	(635,592)	(82,743)	(1,481,663)
Increase (decrease)	6,434	$148,670	(38,100)	$(669,607)

Class R2 Shares
Shares sold	1,719	$33,290	1,999	$36,050
Reinvestment of distributions	2,228	44,163	546	9,916
Shares reacquired	(6,410)	(119,850)	(2,818)	(54,944)
Decrease	(2,463)	$(42,397)	(273)	$(8,978)

Class R3 Shares
Shares sold	80,322	$1,505,089	100,063	$1,774,532
Reinvestment of distributions	70,908	1,400,496	19,617	354,532
Shares reacquired	(199,018)	(3,769,890)	(308,860)	(5,604,943)
Decrease	(47,788)	$(864,305)	(189,180)	$(3,475,879)

Class R4 Shares
Shares sold	28,222	$539,106	83,908	$1,501,602
Reinvestment of distributions	19,285	379,787	5,908	106,933
Shares reacquired	(42,144)	(807,326)	(129,145)	(2,312,233)
Increase (decrease)	5,363	$111,567	(39,329)	$(703,698)

Class R5 Shares
Shares sold	2,016	$39,807	14,822	$283,018
Reinvestment of distributions	2,498	49,541	615	11,263
Shares reacquired	(1,150)	(22,465)	(3,173)	(55,582)
Increase	3,364	$66,883	12,264	$238,699

Class R6 Shares
Shares sold	78,992	$1,535,221	123,789	$2,223,686
Reinvestment of distributions	16,605	331,489	7,350	134,244
Shares reacquired	(147,564)	(2,960,570)	(284,163)	(5,095,914)
Decrease	(51,967)	$(1,093,860)	(153,024)	$(2,737,984)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate market places. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2024. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period, but below the median of the performance peer group for the three-, five-, and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Fund. The Board also considered the Fund’s existing management fee schedule, with contractual breakpoints in the level of management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Affiliated Fund, Inc.	LAA-3 (06/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

	By:	/s/ Douglas B. Sieg Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)
Date: June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: June 27, 2025

	By:	/s/ Michael J. Hebert Michael J. Hebert Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: June 27, 2025